/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending July 31, 1999

MFS Multimarket Income Trust
Date        Identification   Shares RepurchaseRepurchase       NAV       Broker
            of Security                       Price
7/20/99     Shares of        75,000           6.375            7.17      Merrill
            Beneficial                                                   Lynch
            Interest
7/21/99     Shares of        14,100           6.375            7.18      Merrill
            Beneficial                                                   Lynch
            Interest
7/23/99     Shares of        30,000           6.375            7.14      Merrill
            Beneficial                                                   Lynch
            Interest
7/26/99     Shares of        25,000           6.375            7.14      Merrill
            Beneficial                                                   Lynch
            Interest
7/28/99     Shares of        6,700            6.375            7.16      Merrill
            Beneficial                                                   Lynch
            Interest
7/29/99     Shares of        65,000           6.375            7.14      Merrill
            Beneficial                                                   Lynch
            Interest
7/30/99     Shares of        25,000           6.375            7.14      Merrill
            Beneficial                                                   Lynch
            Interest









Total Shares Repurchased:  240,800
Remarks: None.

MFS Multimarket Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer